Note 10 - Accrued Expenses - Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Professional fees		$ 2,473	$ 412
Research and development		2,361	1,778
Salaries, bonus & benefits		815	1,008
Manufacturing operations		212	537
Other		604	399
Total accrued expenses	$ 5,235	$ 6,465	$ 4,134